ASSET ACQUISITIONS AND BUSINESS COMBINATIONS (Details 3) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Statement [Line Items]
Current Assets	$ 47,943	$ 17,634
Property, Plant And Equipment	3,750	411
Goodwill	20,054	431
Trade And Other Payables	5,628	1,809
Deferred Tax	1,511	139
Non-controlling Interest	$ (225)	(113)
Breeze Laboratory S.A.S.
Statement [Line Items]
Current Assets		214
Property, Plant And Equipment		23
Intangible Assets		89
Goodwill		685
Trade And Other Payables		(430)
Long Term Debt		(27)
Amounts Payable To Flora Growth Corp. Consolidated Group		(297)
Deferred Tax		28
Non-controlling Interest		(23)
Total Consideration Paid		$ 206